SHARE-BASED PAYMENTS - Deferred Share Units (Details) - Deferred share units	12 Months Ended
	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	559,725	707,028
Granted during the year	142,202	69,290
Settled during the year		216,593
Outstanding, ending balance	701,927	559,725
Vested (in shares)	701,927	559,725
Number of instruments settled in cash	0	104,759
Cash proceeds from settlement of instruments | $		$ 330,000